Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 03, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ 413,266,000	$ (1,227,000)	$ (590,000)	$ (220,966,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	118,000	130,000		252,000
Amortization of intangibles	379,000	381,000	$ 7,000	762,000
Amortization of debt issuance costs	26,000	39,000	$ 33,000	120,000
Amortization of debt discount	693,000	$ 29,000		317,000
Embedded derivative interest cost				165,000
Issuance of stock for services				12,202,000
Change in fair value of derivative liability	(417,561,000)			204,963,000
Share-based compensation	62,000	$ 9,000		23,000
Share-based services	50,000
Deferred rent	$ (4,000)	$ 6,000		5,000
Deferred taxes		(895,000)		(1,037,000)
Earn out adjustment	$ 195,000	203,000		291,000
Interest in JV	(3,000)	6,000		(18,000)
Changes in assets and liabilities, net of effect of acquisition:
Contract receivables	(2,468,000)	341,000		1,306,000
Prepaid and other current assets	3,000	11,000	$ (80,000)	(74,000)
Accounts payable	720,000	(757,000)		(1,395,000)
Accrued liabilities	277,000	422,000	$ 301,000	446,000
Related party payables	1,322,000	(9,000)		1,045,000
Net cash used in operating activities	(2,925,000)	(1,311,000)	$ (329,000)	(1,593,000)
Cash flows from investing activities:
Purchases of property and equipment	$ (52,000)	(19,000)		(45,000)
Proceeds from the sale of automobile				23,000
Cash received in the acquisition of New West		897,000		897,000
Acquisition of New West		(500,000)		(500,000)
Notes receivable				97,000
Net cash provided by investing activities	$ (52,000)	$ 378,000		$ 472,000
Cash flows from financing activities:
Proceeds from issuance of common stock	1,215,000		$ 23,000
Stock issuance costs			(12,000)
Proceeds from long term debt	645,000	$ 1,000,000	$ 284,000	$ 3,525,000
Payments on long term debt	(513,000)	(271,000)		(488,000)
Payments on other accrued liabilities	(30,000)	(100,000)		(177,000)
Line of Credit, net	375,000	543,000		56,000
Debt issuance costs	(25,000)	$ (183,000)	$ (6,000)	$ (380,000)
Other			40,000
Stock issuance costs	(47,000)
Net cash provided by (used in) financing activities	1,620,000	$ 989,000	$ 329,000	$ 2,536,000
Net increase (decrease) in cash and cash equivalents	(1,357,000)	$ 56,000		$ 1,415,000
Cash and cash equivalents, beginning of period	1,415,000
Cash and cash equivalents, end of period	58,000	$ 56,000		$ 1,415,000
Supplemental Disclosure Cash Flow Information:
Cash paid for interest	$ 105,000	$ 42,000		288,000
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Promissory note to preferred stock	$ 140,000
Issuance of debt in the acquisition of New West		$ 5,530,000		5,530,000
Issuance of common stock in the acquisition of New West		703,000		703,000
Fair value of put option				238,679,000
Conversion of Promissory notes to common stock		$ 357,000		357,000
Bifurcation of Follow-on notes and warrants	$ 213,000
Issuance of Additional shares - EPA notes		$ 77,000		77,000
Supplemental cash flow information regarding the Company's acquisition of New West in 2014 is as follows:
Fair value of assets acquired		10,754,000		10,754,000
Less liabilities assumed		(4,081,000)		(4,081,000)
Less cash acquired		(897,000)		(897,000)
Plus shares issued		703,000		703,000
Business acquisition, net of cash acquired		$ 6,479,000		$ 6,479,000